Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments [Abstract]
Commitments
Commitments

As at December 31, 2019, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•
For payments of $26 million for the mine expansion, $11 million for the plant expansion, $26 million for the solar plant, $6 million for capital spares and $5 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2020.

•	For payments of $1 million for a fleet management system at the Otjikoto Mine, all of which is expected to be incurred in 2020.